Shareholder Report, Line Graph (Details) 197605_Reinhart Midcap PMV Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)										12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	Sep. 29, 2017	May 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 1,528,446	$ 1,484,860	$ 1,281,857	$ 1,417,090	$ 1,391,119	$ 922,774	$ 1,028,527	$ 1,089,236	$ 1,000,000	$ 1,621,926
Russell 3000 Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Total Return
Accumulated Value	2,542,871	2,247,974	1,761,970	1,726,834	1,792,883	1,245,822	1,117,695	1,090,474	1,000,000	$ 3,291,626
Russell Midcap Value Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Value Total Return
Accumulated Value	$ 1,769,088	$ 1,668,531	$ 1,349,201	$ 1,490,745	$ 1,491,587	$ 952,400	$ 1,023,059	$ 1,044,946	$ 1,000,000	$ 2,250,543